Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of Costs of Retirement Plans	Our expense related to the plan was as follows:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Employee benefit plan expense	$1,440	$1,203	$1,117